CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
A) NON-CURRENT ASSETS	€ 983	€ 606
Intangible assets	10	469
Property, plant and equipment	200	133
Non-current financial assets	2	4
Deferred tax assets	771
B) CURRENT ASSETS	68,325	104,669
Trade receivables and other current assets	7,742	5,862
Current financial assets	6,775	3,899
Cash and cash equivalents	53,808	94,908
TOTAL ASSETS (A+B)	69,308	105,275
EQUITY AND LIABILITIES
A) EQUITY	24,547	68,154	[1]
Equity attributable to equity holders of the Parent	24,401	68,007
Equity attributable to non-controlling interest	146	147
B) NON-CURRENT LIABILITIES	2,008	5,513
Non-current financial liabilities	1,298	5,513
Deferred tax liability	710
C) CURRENT LIABILITIES	42,753	31,608
Borrowings	4,243	2,984
Trade payables and other current liabilities	38,510	28,624
TOTAL EQUITY AND LIABILITIES (A+B+C)	€ 69,308	€ 105,275

[1]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical combined carve-out financial statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, the Group capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves